CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Infocomm Asia Holdings Pte Ltd	Ultra Internet Media, SA	T2CN Holding Limited	Common shares and additional paid-in capital	Common shares and additional paid-in capital Infocomm Asia Holdings Pte Ltd	Common shares and additional paid-in capital Ultra Internet Media, SA	Common shares and additional paid-in capital T2CN Holding Limited	Accumulated deficit	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Infocomm Asia Holdings Pte Ltd	Accumulated other comprehensive income (loss) T2CN Holding Limited	Noncontrolling interest	Noncontrolling interest Infocomm Asia Holdings Pte Ltd	Noncontrolling interest Ultra Internet Media, SA	Noncontrolling interest T2CN Holding Limited
Balance at Dec. 31, 2009	$ 186,360				$ 304,379				$ (94,389)	$ (25,245)			$ 1,615
Balance (in shares) at Dec. 31, 2009					54,995
Issuance of common shares from exercise of stock options and RSUs					402
Issuance of common shares from exercise of stock options and RSUs	174				174
Stock-based compensation	3,014				2,961								53
Acquisition of business (in shares)						866
Acquisition of business		3,384	(400)			2,192	178							1,192	(578)
Deconsolidation				(3,828)				(552)								(3,276)
Cumulative dividend to subsidiary preferred shares (Note 22)	(148)												(148)
Net income (loss)	1,280								2,650				(1,370)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	21,789									21,789
Defined benefit pension plan adjustment	31									31
Foreign currency translation adjustments	4,756									4,744			12
Deconsolidation of a subsidiary	(1,311)			(1,311)								(1,391)				80
COMPREHENSIVE INCOME (LOSS)	26,545
Balance at Dec. 31, 2010	215,101				309,332				(91,739)	(72)			(2,420)
Balance (in shares) at Dec. 31, 2010					56,263
Issuance of common shares from exercise of stock options and RSUs					79
Stock-based compensation	1,165				1,165
Acquisition of OneNet	111												111
Share repurchase and retirement of common shares (Note 23)(in shares)	(5,622)				(5,622)
Share repurchase and retirement of common shares (Note 23)	(5,825)				(5,825)
Cumulative dividend to subsidiary preferred shares (Note 22)	(321)												(321)
Net income (loss)	(71,578)								(71,212)				(366)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	16,167									16,167
Defined benefit pension plan adjustment	69									69
Foreign currency translation adjustments	(1,813)									(1,813)
COMPREHENSIVE INCOME (LOSS)	(57,155)
Balance at Dec. 31, 2011	153,076				304,672				(162,951)	14,351			(2,996)
Balance (in shares) at Dec. 31, 2011					50,720
Stock-based compensation	179				179
Cumulative dividend to subsidiary preferred shares (Note 22)	469												469
Net income (loss)	(16,117)								(15,290)				(827)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	(24,004)									(24,004)
Defined benefit pension plan adjustment	(323)									(323)
Foreign currency translation adjustments	1,814									1,814
Deconsolidation of a subsidiary	2,799	2,799									(217)			3,016
COMPREHENSIVE INCOME (LOSS)	(35,831)
Balance at Dec. 31, 2012	$ 117,893				$ 304,851				$ (178,241)	$ (8,379)			$ (338)
Balance (in shares) at Dec. 31, 2012					50,720